Notes Payable (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of notes payable
Notes payable consisted of the following as of December 31, 2023 and December 31, 2022 (in thousands):

	Notes Payable as of December 31, 2023
	Credit Agreement	Other Debt	Total
Credit agreement	$19,920	$—	$19,920
Other debt	—	2,597	$2,597
Plus: exit fee due upon payment of credit agreement	1,764	—	1,764
Less: unamortized deferred financing costs	(3,195)	—	(3,195)

Total notes payable	$18,489	$2,597	$21,086

Less: current portion of notes payable	(2,283)	(1,702)	$(3,985)

Notes payable, non-current	$16,206	$895	$17,101

Note Payable as of December 31, 2022
Credit agreement	$39,419
Less: unamortized deferred financing costs	(1,847)

Total Note payable	$37,572

Less: current portion of credit agreement	(8,050)

Note payable, non-current	$29,522

Schedule of maturities of long-term debt
At December 31, 2023, aggregate future principal payments are as follows (in thousands):

	Aggregate Future Principal Payments at December 31, 2023
	Credit Agreement	Other Debt	Total
2024	$2,283	$1,702	$3,985
2025	3,320	414	3,734
2026	14,317	481	14,798

Total	$19,920	$2,597	$22,517